Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The carrying values and fair values of the Company’s financial assets and liabilities recorded at fair value on a recurring basis, as well as other financial instruments not carried at fair value as of March 31, 2020 (in thousands):

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total

Assets

Cash and cash equivalents	$197	$197	$—	$—	$197

Loans, held-for-investment, net	22,282	—	—	22,304	22,304

Preferred stock	40,374	—	—	39,091	39,091

Mortgage loans, held-for-investment, net	933,219	—	—	915,380	915,380

Accrued interest and dividends	5,248	5,248	—	—	5,248

Mortgage loans held in variable interest entities, at fair value	1,712,909	—	1,712,909	—	1,712,909

Other assets	1,096	1,096	—	—	1,096

	$2,715,325	$6,541	$1,712,909	$976,774	$2,696,224

Liabilities

Credit facility	$788,345	$—	$—	$789,401	$789,401

Accounts payable and other accrued liabilities	1,636	1,636	—	—	1,636

Accrued interest payable	932	932	—	—	932

Bonds payable held in variable interest entities, at fair value	1,607,918	—	1,607,918	—	1,607,918

	$2,398,831	$2,568	$1,607,918	$789,401	$2,399,887